INTANGIBLE ASSETS, NET (Details 1) (USD $)	Dec. 31, 2013
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2014	$ 143,853
2015	143,853
2016	143,853
2017	143,853
2018	143,853
2019 and thereafter	1,897,084
Finite-Lived Intangible Assets, Net, Total	$ 2,616,349